Acquisition of GCI	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Business Acquisition [Line Items]
Acquisition of GCI

3.       Acquisition of GCI:

On March 13, 2018, the Company acquired the remaining 89.2% of equity interest in GCI from affiliates of The Carlyle Group and the minority owners of GCI. GCI’s fleet of 18 containerships, including two newbuilds, was comprised of 10000 TEU and 14000 TEU eco-class vessels.

The aggregate purchase price was $498,050,000, comprised of:

Cash	$331.9
1,986,449 of the Company's Series D preferred shares	47.2
2,514,996 of the Company's Class A common shares	13.9
Settlement of intercompany balances	41.3
Carrying value of previously held equity interest	61.9
Acquisition related transaction fees	1.9
Aggregate purchase price	$498.1

Under the Agreement and Plan of Merger, $10,000,000 was deposited in escrow for settlement of potential indemnifiable damages.  In March 2019, the deposit was released from escrow.

The value of the Company’s Series D preferred shares and Class A common shares was determined based on the closing market price of those shares on March 13, 2018, the date the acquisition closed. The initial holders of the 1,986,449 Series D preferred shares had a one-time right commencing on September 13, 2019 and ending on October 13, 2019 to put these Series D preferred shares to the Company for a price of $24.84 per share. As a result, these Series D preferred shares were recorded as temporary equity.  In September 2019, the initial holders exercised the one-time put right related to 1,923,585 preferred shares in exchange for $47,782,000.  Subsequent to the exercise, the remaining preferred shares were reclassified to permanent equity.

The Company accounted for the transaction as an asset acquisition as substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable group of similar identifiable assets. Accordingly, the consideration was allocated on a relative fair value basis to the assets acquired and liabilities assumed.

The following table summarizes the value attributed to the identifiable assets acquired and liabilities assumed;

Cash and cash equivalents	$70.1
Current assets	5.3
Vessels	1,369.8
Vessels under construction	28.9
Other assets	107.4
Total assets acquired	1,581.5
Debt assumed	1,038.1
Current liabilities	31.1
Other long-term liabilities	14.2
Net assets acquired	$498.1

As part of the acquisition, the Company purchased certain time charter contracts with a fair value of $100,750,000 which had an estimated useful life of 5.3 years.